Accounts Receivable, Net - Summary of Movements in Allowance For Doubtful Accounts (Detail) ¥ in Thousands	12 Months Ended
Dec. 31, 2022 CNY (¥)
Allowance for Credit Loss [Abstract]
Beginning balance	¥ 0
Additions	(10,866)
Write-offs	605
Ending balance	¥ (10,261)